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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08529
                                   ---------------------------------------------

     The Memorial Funds
     ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     6550 Directors Parkway         Abilene, TX            79606
     ---------------------------------------------------------------------------
       (Address of principal executive offices)          (Zip code)

     InCap Service Company, Willow Grove, PA 19090-1904
     ---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 888 263-5593
                                                   -----------------------------

Date of fiscal year end: 12/31/2003
                        -------------------------------

Date of reporting period: 06/30/2003
                         ------------------------------

ITEM 1.

                              [LOGO] MEMORIAL
                                     FUNDS

                                 MEMORIAL FUNDS
                                  ____________

                              GOVERNMENT BOND FUND

                               GROWTH EQUITY FUND

                               VALUE EQUITY FUND


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003

                               TABLE OF CONTENTS

                                                                            Page

FINANCIAL STATEMENTS OF THE MEMORIAL FUNDS
Schedule of Investments:
     Government Bond Fund ................................................     1
     Growth Equity Fund ..................................................     2
     Value Equity Fund ...................................................     4
Statements of Assets and Liabilities .....................................     6
Statements of Operations .................................................     7
Statements of Changes in Net Assets ......................................     8
Financial Highlights .....................................................    10
Notes to Financial Statements ............................................    13

LETTER FROM THE PRESIDENT

DEAR SHAREHOLDER:

I am pleased to bring you this mid-year Semi-Annual Report of the Memorial Funds for the six month period ended June 30, 2003. The June 30, 2003 net asset values for the Government Bond Fund, the Growth Equity Fund and the Value Equity Fund are $10.59, $6.65 and $10.05, respectively. For the six month period ended June 30, 2003 the total return for the Funds are as follows: the Government Bond Fund is 1.21%**; the Growth Equity Fund is 8.02%**; and the Value Equity Fund is 13.17%**.

As of June 30, 2003, the U.S. Treasury yields continued to decline from year end 2002. Three month treasury yields declined 35 basis points to 0.84% from 1.19%, the ten year treasury yields decreased 30 basis points to 3.51% from 3.81% and the thirty year treasury yields decreased 22 basis points to 4.55% from 4.77% during the six month period. These decreases in the period cause us to look for a higher probability of rising rates in the second half of 2003. Short term rates are at or near 45 year lows. However, these rates are anticipated to rise more rapidly over the short term time horizon versus the longer term rates which are anticipated to rise modestly.

With the higher probability of higher interest rates, the Memorial Government Bond Fund managers continue to maintain durations shorter than the comparable index, which should allow the fund to outperform its index during a rising rate environment. Increases in the U.S. Treasury market and a continued use of mortgage backed securities are expected in the second half of the year.

As of June 30, 2003, the Dow Jones Industrial Average index, the NASDAQ Composite index and the S&P 500 index all ended the period up. During the period, the S&P 500 rose to 974.50 from 879.82 at year end, an increase of 10.76% for the year, the NASDAQ Composite index rose to 1622.80 from 1335.51 at year end, an increase of 21.51% for the year and the Dow Jones Industrial Average rose to 8985.44 from 8341.63 at year end, an increase of 7.72% for the year.

As the war concerns begin to subside, the focus of the markets is returning to economic conditions of the country and the prospect of corporate earnings. Earnings reports have generally been better than expected and interest rates remain low. The corporate dividends and capital gains taxation changes should contribute to a positive equity market. As with all rapid equity market rises, such as the one recently experienced since March 2003, there will be times of consolidation as the market retraces its steps. However, recent market activity is acting in a manner of progressive net gains as the equity markets continue to advance. As the public confidence grows with the success of the war and the earnings of corporations, we should see continued positive activity in the equity funds.

The Memorial Growth Equity Fund and the Memorial Value Equity Fund fund managers are continuing to stand by their strategies with the belief that consistency and discipline will prevail as they select companies to add to the portfolio or identify companies to remove from the portfolio.

Thank you for the trust and confidence you have placed in the Memorial Funds. We are striving to bring you a set of investment alternatives and investment returns that helps you achieve your financial goals. With volatile and uncertain markets, we believe a disciplined approach to executing an investment plan and an informed choice of investments will help you be successful. Use this document to be informed about the Memorial Funds and examine how they may contribute to your success. I wish you a very prosperous and successful investing year with the Memorial Funds.

Sincerely,

/s/ Carl C. Peterson

Carl C. Peterson
President

** Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

This letter is intended for the Memorial Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
FACE AMOUNT/
 PRINCIPAL       SECURITY DESCRIPTION                                  VALUE
--------------------------------------------------------------------------------

GOVERNMENT AGENCY BONDS & NOTES - (17.22%)
     900,000     FHLB, 2.0%, 10/29/04                              $    900,632
   1,100,000     FHLMC, 5.38%, 08/16/06                               1,150,405
   1,300,000     FNMA, 4.25%, 07/15/07                                1,400,217
                                                                   ------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES
(COST $3,423,124)                                                     3,451,254
                                                                   ------------

MORTGAGE BACKED SECURITIES - (34.21%)
     566,040     FHLMC, Series 2177, 6.00%, 01/15/18                    565,837
     316,795     FHLMC, Series 2308, 6.50%, 05/15/30                    321,624
     194,648     FHLMC, Series T-22, 7.12%, 10/25/27                    201,948
   1,100,000     FNMA, Pool 386008, 4.52%, 04/01/13                   1,162,630
     480,619     FNMA, Series 1990-6, 9.0%, 01/25/20                    530,634
     700,000     FNMA, Series 2001-W2, 5.932%, 11/25/30                 716,717
     205,291     FNMA, Series 2001-29, 6.50%, 10/25/29                  207,023
     844,561     GNMA, Pool 476998, 6.50%, 07/15/29                     887,914
      40,429     GNMA, Series 1999-22, 7.0%, 05/21/25                    40,395
     177,263     GNMA, Series 2001-43, 5.50%, 07/20/12                  182,135
     880,000     GNMA, Series 2002-38, 6.0%, 11/16/27                   891,686
     490,802     Vendee Mortgage Trust, Series 1999-3,
                 6.50%, 05/15/06                                        516,937
     600,000     Vendee Mortgage Trust, Series 2002-3,
                 6.0%, 04/15/27                                         628,939
                                                                   ------------

TOTAL MORTGAGE BACKED SECURITIES (COST $6,803,462)                    6,854,419
                                                                   ------------

U.S. TREASURY OBLIGATIONS - (40.60%)
   1,000,000     2.0%, 05/15/06 #                                     1,010,938
   1,000,000     4.0%, 11/15/12                                       1,040,899
   1,425,000     4.75%, 11/15/08 #                                    1,580,137
     850,000     5.625%, 02/15/06 #                                     940,081
   1,675,000     6.25%, 02/15/07                                      1,926,774
   1,425,000     6.50%, 10/15/06                                      1,637,637
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $7,749,079)                     8,136,466
                                                                   ------------

SHORT TERM INVESTMENTS - (7.19%)
     500,000     FNMA Discount Note, 0%, 08/06/03                        499,399
     941,947     Merrimac Treasury Plus Series Money Market Fund        941,947
                                                                   ------------

TOTAL SHORT TERM INVESTMENTS (COST $1,441,346)                        1,441,346
                                                                   ------------

TOTAL INVESTMENTS (COST $19,417,011) - (99.22%)                    $ 19,883,485
                                                                   ------------

OTHER ASSETS IN EXCESS OF LIABILITIES - (0.78%)                         156,772
                                                                   ------------

TOTAL NET ASSETS - (100%)                                          $ 20,040,257
                                                                   ============

# Part or all of this investment is on loan

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES       SECURITY DESCRIPTION                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCK - (92.14%)

ADVERTISING - (0.52%)
       1,300     Getty Images, Inc. *                              $     53,690
                                                                   ------------

BANKS - (4.93%)
      12,700     U.S. Bancorp                                           311,150
       3,850     Wells Fargo & Co.                                      194,040
                                                                   ------------
                                                                        505,190
                                                                   ------------

BROADCASTING - (1.65%)
       5,575     Univision Communications, Inc. * #                     169,480
                                                                   ------------

COMPUTER HARDWARE - (4.22%)
       7,725     Dell, Inc. *                                           246,891
       2,250     International Business Machines Corp.                  185,625
                                                                   ------------
                                                                        432,516
                                                                   ------------

COMPUTERS SERVICES AND SOFTWARE - (9.25%)
       4,550     Adobe Systems, Inc.                                    145,918
       2,100     Affiliated Computer Services, Inc. * #                  96,033
       1,725     Cognos, Inc. *                                          46,575
       1,400     Electronic Arts, Inc. *                                103,586
       2,150     Intuit, Inc. * #                                        95,739
      13,625     Microsoft Corp.                                        348,936
       9,200     Oracle Corp. *                                         110,584
                                                                   ------------
                                                                        947,371
                                                                   ------------

COMMERICIAL SERVICES - (1.28%)
       3,550     Iron Mountain, Inc. *                                  131,669
                                                                   ------------

COSMETICS & TOILETRIES SERVICES - (2.31%)
       2,650     Procter & Gamble Co. #                                 236,327
                                                                   ------------

ELECTRONIC COMPONENTS - (1.23%)
       5,125     Microchip Technology, Inc. #                           125,562
                                                                   ------------

ENTERTAINMENT & LEISURE - (1.25%)
       3,950     Carnival Corp. #                                       128,414
                                                                   ------------

FINANCIAL SERVICES - (5.28%)
       7,200     Citigroup, Inc. #                                      308,160
       3,450     Fannie Mae                                             232,668
                                                                   ------------
                                                                        540,828
                                                                   ------------

FOOD AND BEVERAGES- (4.28%)
       6,275     Coca-Cola Enterprises, Inc.                            113,891
       2,425     PepsiCo, Inc.                                          107,912
       7,225     Sysco Corp. #                                          217,039
                                                                   ------------
                                                                        438,842
                                                                   ------------

INSURANCE - (6.36%)
       3,650     Allstate Corp.                                    $    130,122
       4,200     American International Group                           231,756
       1,300     Brown & Brown, Inc.                                     42,250
       4,850     Marsh & McLennan Cos., Inc.                            247,690
                                                                   ------------
                                                                        651,818
                                                                   ------------

MEDICAL PRODUCTS - (7.52%)
       3,075     Cardinal Health, Inc.                                  197,723
       2,835     Johnson & Johnson                                      146,569
       4,775     Medtronic, Inc.                                        229,057
       2,850     Stryker Corp.                                          197,705
                                                                   ------------
                                                                        771,054
                                                                   ------------

MULTIMEDIA - (2.10%)
       4,925     Viacom, Inc. * #                                       215,026
                                                                   ------------

MEDICAL - DRUGS - (1.59%)
       2,925     Gilead Sciences, Inc. *                                162,572
                                                                   ------------

MISCELLANEOUS MANUFACTURER - (5.77%)
       1,420     3M Co.                                                 183,152
      14,245     General Electric Co.                                   408,547
                                                                   ------------
                                                                        591,699
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES       SECURITY DESCRIPTION                                  VALUE
--------------------------------------------------------------------------------

OIL & GAS - (4.59%)
       2,500     Airgas, Inc.                                            41,875
         700     Apache Corp.                                            45,542
       1,600     ENSCO International, Inc.                               43,040
       9,475     Exxon Mobil Corp.                                      340,247
                                                                   ------------
                                                                        470,704
                                                                   ------------

PHARMACEUTICALS - (9.55%)
       3,525     Amgen, Inc. *                                          236,105
       4,900     Merck & Co., Inc.                                      296,695
      11,500     Pfizer, Inc.                                           392,725
         925     Teva Pharmaceutical Industries Ltd. #                   52,660
                                                                   ------------
                                                                        978,185
                                                                   ------------

RESTAURANTS - RETAIL - (1.07%)
       3,050     Brinker International, Inc. *                          109,861
                                                                   ------------

RETAIL STORES - (7.73%)
       4,100     Bed Bath & Beyond, Inc. *                              159,121
       2,500     Best Buy Co., Inc. * #                                 109,800
       5,125     Target Corp. #                                         193,930
       3,300     Walgreen Co.                                            99,330
       4,275     Wal-Mart Stores, Inc.                                  229,439
                                                                   ------------
                                                                        791,620
                                                                   ------------

SEMICONDUCTORS - (2.41%)
      11,875     Intel Corp.                                       $    246,810
                                                                   ------------

TELECOMMUNICATIONS - (4.55%)
      16,150     Cisco Systems, Inc. *                                  267,929
       4,425     SBC Communications, Inc.                               113,059
       2,150     Verizon Communications, Inc.                            84,818
                                                                   ------------
                                                                        465,806
                                                                   ------------

TRANSPORATION - (1.14%)
       3,100     J.B. Hunt Transport Services, Inc. *                   117,025
                                                                   ------------

WASTE MANAGEMENT - (1.56%)
       4,150     Stericycle, Inc. * #                                   159,692
                                                                   ------------

TOTAL COMMON STOCK (COST $10,083,682)                                 9,441,761
                                                                   ------------

SHORT TERM INVESTMENTS - (5.91%)
     504,780     Merrimac Treasury Plus Series Money Market Fund        504,780
     100,245     Merrimac U.S. Government Money Market Fund             100,245
                                                                   ------------

TOTAL SHORT TERM INVESTMENTS (COST $605,025)                            605,025
                                                                   ------------

TOTAL INVESTMENTS (COST $10,688,707) - (98.05%)                    $ 10,046,786
                                                                   ------------

OTHER ASSETS IN EXCESS OF LIABILITIES - (1.95%)                         200,087
                                                                   ------------

TOTAL NET ASSETS - (100%)                                          $ 10,246,873
                                                                   ============

* Non-income producing investment
# Part or all of this investment is on loan

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES       SECURIRY DESCRIPTION                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCK - (99.38%)

AEROSPACE - (1.96%)
         900     United Technologies Corp.                         $     63,747
                                                                   ------------

AGRICULTURE - (2.37%)
       1,700     Altria Group, Inc.                                      77,248
                                                                   ------------

APPAREL - (3.61%)
       1,500     Liz Claiborne, Inc.                                     52,875
       1,900     VF Corp.                                                64,695
                                                                   ------------
                                                                        117,570
                                                                   ------------

APPLIANCES - (1.50%)
       2,000     Maytag Corp.                                            48,840
                                                                   ------------

AUTOPARTS - (4.51%)
       5,600     Delphi Corp.                                            48,328
       4,700     Ford Motor Co. #                                        51,653
       1,300     General Motors Corp.                                    46,800
                                                                   ------------
                                                                        146,781
                                                                   ------------

BANKS - (10.41%)
         800     Bank of America Corp.                                   63,224
       1,800     Banknorth Group, Inc.                                   45,936
       2,100     Charter One Financial, Inc.                             65,478
       1,900     J.P. Morgan Chase & Co.                                 64,942
       1,400     Keycorp                                                 35,378
       1,550     Washington Mutual, Inc.                                 64,015
                                                                   ------------
                                                                        338,973
                                                                   ------------

BUILDING - (1.47%)
       2,000     Masco Corp.                                             47,700
                                                                   ------------

CHEMICALS - (1.33%)
       1,400     Rohm & Haas Co.                                         43,442
                                                                   ------------

COMPUTER WARE - (6.41%)
       2,900     Computer Associates International, Inc. #               64,612
       5,500     Compuware Corp. *                                       31,735
       3,100     Hewlett-Packard Co.                                     66,030
       1,100     Parker Hannifin Corp.                                   46,189
                                                                   ------------
                                                                        208,566
                                                                   ------------

COMSUMER PRODUCTS - (1.92%)
       1,200     Fortune Brands, Inc.                                    62,640
                                                                   ------------

DIVERSIFIED COMGLORERATES - (2.77%)
       1,200     Cooper Industries, Ltd.                                 49,560
         800     PPG Industries, Inc.                                    40,592
                                                                   ------------
                                                                         90,152
                                                                   ------------

ENTERTAINMENT - (1.46%)
       1,900     Brunswick Corp.                                   $     47,538
                                                                   ------------

FINANCIAL GROUPS - (4.98%)
       1,900     Citigroup, Inc.                                         81,320
       1,200     Fannie Mae                                              80,928
                                                                   ------------
                                                                        162,248
                                                                   ------------

FOOD & BEVERAGE - (2.0%)
       3,900     Kroger Co. *                                            65,052
                                                                   ------------

FOREST AND PAPER - (1.52%)
       2,000     MeadWestvaco Corp.                                      49,400
                                                                   ------------

HEALTHCARE - (3.78%)
       2,000     HCA, Inc.                                               64,080
         700     WellPoint Health Networks Inc. *                        59,010
                                                                   ------------
                                                                        123,090
                                                                   ------------

INSURANCE - (9.30%)
       1,150     American International Group                            63,457
         900     Cigna Corp.                                             42,246
       1,400     Hartford Financial Services Group, Inc.                 70,504
       1,800     Lincoln National Corp.                                  64,134
       1,700     Radian Group, Inc.                                      62,305
                                                                   ------------
                                                                        302,646
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES       SECURIRY DESCRIPTION                                  VALUE
--------------------------------------------------------------------------------

MISCELLANEOUS MANUFACTURING - (2.38%)
       2,700     General Electric Co.                                    77,436
                                                                   ------------

OIL AND GAS - (8.35%)
       2,100     Ashland, Inc.                                           64,428
         950     ChevronTexaco Corp. #                                   68,590
       1,250     ConocoPhillips                                          68,500
       2,100     Occidental Petroleum Corp.                              70,455
                                                                   ------------
                                                                        271,973
                                                                   ------------

PHARMACEUTICAL - (1.95%)
       1,050     Merck & Co., Inc.                                       63,577
                                                                   ------------

RETAIL - (7.41%)
       1,900     Federated Department Stores #                           70,015
       1,400     Home Depot, Inc.                                        46,368
       1,900     Sears Roebuck and Co. #                                 63,916
       3,900     Sovereign Bancorp, Inc. #                               61,035
                                                                   ------------
                                                                        241,334
                                                                   ------------

STEEL - (1.95%)
       1,300     Nucor Corp.                                             63,505
                                                                   ------------

TELECOMMUNICATIONS - (6.83%)
       1,800     BellSouth Corp.                                   $     47,934
       2,500     SBC Communications, Inc.                                63,875
       3,300     Sprint Corp.-FON Group.                                 47,520
       1,600     Verizon Communications, Inc.                            63,120
                                                                   ------------
                                                                        222,449
                                                                   ------------

TRANSPORTATION - (3.03%)
       2,200     Burlington Northern Santa Fe Corp.                      62,568
       1,200     CSX Corp.                                               36,108
                                                                   ------------
                                                                         98,676
                                                                   ------------

UTILITIES - (6.18%)
         900     Dominion Resources, Inc.                                57,843
       1,900     FirstEnergy Corp.                                       73,055
       3,700     NiSource, Inc.                                          70,300
                                                                   ------------
                                                                        201,198
                                                                   ------------

TOTAL COMMON STOCK (COST $3,095,468)                                  3,235,781
                                                                   ------------

SHORT TERM INVESTMENTS- (3.46%)
                 Merrimac Treasury Plus Series Money
     112,563     Market Fund (cost $112,563)                            112,563
                                                                   ------------

TOTAL INVESTMENTS (COST $3,208,031) - (102.84%)                    $  3,348,344

LIABILITIES IN EXCESS OF OTHER ASSETS - (-2.84%)                        (92,464)
                                                                   ------------

TOTAL NET ASSETS - (100%)                                          $  3,255,880
                                                                   ============

* Non-income producing investment
# Part or all of this investment is on loan

    The accompanying notes are an integral part of the financial statements.

-----------------------------------------------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                          GOVERNMENT        GROWTH            VALUE
                                                                          BOND FUND       EQUITY FUND       EQUITY FUND
                                                                         ------------     ------------     ------------
ASSETS:
     Investments, at market (identified cost: $19,417,011,
        $10,688,707 and $3,208,031 respectively)                         $ 19,883,485     $ 10,046,786     $  3,348,344
     Collateral for securities loaned (Note 6)                              2,549,020        2,140,575          382,300
     Receivables:
        Dividends                                                                --              8,603            5,437
        Interest                                                              183,100              330               19
        Income due from securities loaned                                         271               78               11
        Fund shares sold                                                       19,484          188,047            9,373
        Prepaid expenses                                                       13,065           15,079            2,664
        Due from Advisor                                                       13,955           15,442           13,911
                                                                         ------------     ------------     ------------
Total assets                                                               22,662,380       12,414,940        3,762,059
                                                                         ------------     ------------     ------------

LIABILITIES:
     Payables:
        Distribution payable                                                   44,497            5,841           11,281
        Investments purchased                                                    --               --            100,773
        Collateral for securities loaned (Note 6)                           2,549,020        2,140,575          382,300
        Fund shares redeemed                                                     --                561
        Administrator fees (Accounting, Distribution, Transfer Agent)           5,862            5,862            5,862
        Other accrued expenses                                                 22,744           15,228            5,963
                                                                         ------------     ------------     ------------
Total liabilities                                                           2,622,123        2,168,067          506,179
                                                                         ------------     ------------     ------------
NET ASSETS                                                               $ 20,040,257     $ 10,246,873     $  3,255,880
                                                                         ============     ============     ============
NET ASSETS CONSIST OF:
        Additional paid-in capital                                       $ 20,024,012     $ 15,734,509     $  4,801,102
        Undistributed net investment income                                     2,158             --               --
        Accumulated realized loss on investments                             (452,387)      (4,845,715)      (1,685,535)
        Net unrealized gain (loss) on investments                             466,474         (641,921)         140,313
                                                                         ------------     ------------     ------------

Total Net Assets                                                         $ 20,040,257     $ 10,246,873     $  3,255,880
                                                                         ============     ============     ============

Shares of Beneficial Interest                                               1,892,476        1,541,554          323,814
                                                                         ============     ============     ============

Net Asset Value, offering and redemption price per share                 $      10.59     $       6.65     $      10.05
                                                                         ============     ============     ============

Market value of securities on loan (Note 6)                              $  2,478,663     $  2,080,243     $    363,763
                                                                         ------------     ------------     ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                                             GOVERNMENT        GROWTH            VALUE
                                                                              BOND FUND      EQUITY FUND      EQUITY FUND
                                                                            ------------     ------------     ------------
INVESTMENT INCOME:
     Interest                                                               $    408,373     $      2,254     $        164
     Securities lending income (see Notes 2 and 6)                                 1,812              199               57
     Dividends                                                                        --           49,335           37,746
     Miscellaneous income                                                             --            5,835               --
                                                                            ------------     ------------     ------------
Total investment income                                                          410,185           57,623           37,967
                                                                            ------------     ------------     ------------

EXPENSES:
     Investment advisory fees (Note 3)                                            33,183           21,576            6,732
     Shareholder services fees (Note 3)                                           23,702           10,788            3,366
     Administration fees (Note 3)                                                 36,696           36,696           36,696
     Legal fees                                                                   33,914           14,665            3,779
     Audit fees                                                                    5,618            6,100            6,392
     Custody fees (Note 3)                                                         1,978            4,311            2,643
     Trustee fees (Note 3)                                                         6,246            2,853              885
     Compliance fees                                                               2,332            8,582              783
     Report printing fees                                                          2,021              916              286
     Insurance fees                                                                2,777            1,305              392
     Amortization of organization costs (Note 2)                                   1,467            1,467            1,467
     Miscellaneous                                                                 4,959            7,439            2,976
                                                                            ------------     ------------     ------------
Total expenses before waivers and reimbursements                                 154,893          116,698           66,397
     Waivers and reimbursements (Note 4)                                         (64,827)         (64,916)         (50,240)
                                                                            ------------     ------------     ------------
Total expenses, net                                                               90,066           51,782           16,157
                                                                            ------------     ------------     ------------

Net investment income                                                            320,119            5,841           21,810
                                                                            ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                      52,823         (208,552)         (51,172)
     Net change in unrealized appreciation (depreciation) on investments        (147,613)         951,708          376,513
                                                                            ------------     ------------     ------------
                                                                                 (94,790)         743,156          325,341
                                                                            ------------     ------------     ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $    225,329     $    748,997     $    347,151
                                                                            ============     ============     ============

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------
                                                                 GOVERNMENT BOND FUND
                                                              -----------------------------
                                                              PERIOD ENDED      YEAR ENDED
                                                              JUNE 30, 2003    DECEMBER 31,
                                                              (UNAUDITED)          2002
                                                              ------------     ------------
INCREASE IN NET ASSETS
Operations:
     Net investment income                                    $    320,119     $    724,251
     Net realized gain on investments                               52,823          133,059
     Net change in unrealized appreciation
          (depreciation) on investments                           (147,613)         498,746
                                                              ------------     ------------
     Net increase in net assets resulting from operations          225,329        1,356,056
                                                              ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income - Institutional shares                 (320,523)        (724,438)
                                                              ------------     ------------
     Total Distributions to shareholders                          (320,523)        (724,438)
                                                              ------------     ------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares - Institutional shares                       2,036,033        1,201,695
     Reinvestment of distributions - Institutional shares           45,183           11,739
     Redemption of shares - Institutional shares                  (656,113)        (193,151)
                                                              ------------     ------------
     Net increase from capital transactions                      1,425,103        1,020,283
                                                              ------------     ------------

Total increase in net assets                                     1,329,909        1,651,901

NET ASSETS:
     Beginning of period                                        18,710,348       17,058,447
                                                              ------------     ------------
     End of period (including undistributed net investment
          income of $2,158 and $2,562, respectively)          $ 20,040,257     $ 18,710,348
                                                              ============     ============


CAPITAL SHARE TRANSACTIONS                                       Shares           Shares
                                                              ------------     ------------
     Sale of shares - Institutional shares                         191,265          114,328
     Reinvestment of distributions - Institutional shares            4,262            1,124
     Redemption of shares - Institutional shares                   (61,663)         (18,602)
                                                              ------------     ------------
     Net increase in shares                                        133,864           96,850
                                                              ============     ============

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
------------------------------------------------------------------------------------------------------------------------

                                                                 GROWTH EQUITY FUND               VALUE EQUITY FUND
                                                            ----------------------------    ----------------------------
                                                            PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                                            JUNE 30, 2003   DECEMBER 31,    JUNE 30, 2003   DECEMBER 31,
                                                            (UNAUDITED)         2002        (UNAUDITED)         2002
                                                            ------------    ------------    ------------    ------------

INCREASE IN NET ASSETS

OPERATIONS:
     Net investment income (loss)                           $      5,841    $    (14,748)   $     21,810    $     26,198
     Net realized gain (loss) on investments                    (208,552)     (1,710,596)        (51,172)        240,113
     Net change in unrealized appreciation
          (depreciation) on investments                          951,708        (109,524)        376,513        (462,794)
                                                            ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets
          resulting from operations                              748,997      (1,834,868)        347,151        (196,483)
                                                            ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income - Institutional shares                 (5,841)           --           (22,300)        (26,272)
                                                            ------------    ------------    ------------    ------------
     Total Distributions to shareholders                          (5,841)           --           (22,300)        (26,272)
                                                            ------------    ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares - Institutional Shares                     2,212,590       3,753,473         297,700       1,260,234
     Reinvestment of distributions - Institutional Shares          4,851            --             9,397            --
     Redemption of shares - Institutional Shares                (488,276)     (3,433,213)        (10,000)     (1,613,609)
                                                            ------------    ------------    ------------    ------------
     Net increase (decrease) from capital transactions         1,729,165         320,260         297,097        (353,375)
                                                            ------------    ------------    ------------    ------------

Total increase (decrease) in net assets                        2,472,321      (1,514,608)        621,948        (576,130)

NET ASSETS:
     Beginning of period                                       7,774,552       9,289,160       2,633,932       3,210,062
                                                            ------------    ------------    ------------    ------------
     End of period (including undistributed net
          investment income of $0, $0, $0 and $174,
          respectively)                                     $ 10,246,873    $  7,774,552    $  3,255,880    $  2,633,932
                                                            ============    ============    ============    ============

CAPITAL SHARE TRANSACTIONS                                     Shares          Shares          Shares          Shares
                                                            ------------    ------------    ------------    ------------
     Sale of shares - Institutional Shares                       358,546         513,980          29,884         130,515
     Reinvestment of distributions - Institutional Shares            729            --               936            --
     Redemption of shares - Institutional Shares                 (78,969)       (447,762)         (1,143)       (149,188)
                                                            ------------    ------------    ------------    ------------
     Net increase (decrease) in shares                           280,306          66,218          29,677         (18,673)
                                                            ============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           GOVERNMENT BOND FUND
                                                                           INSTITUTIONAL SHARES
                                              ----------------------------------------------------------------------------
                                              FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                  ENDED             ENDED          ENDED          ENDED          ENDED
                                              JUNE 30, 2003      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               (UNAUDITED)           2002           2001           2000           1999
                                                ----------        ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period            $    10.64        $    10.27     $    10.09     $     9.50     $    10.25
                                                ----------        ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS:
     Net investment income                            0.18              0.43           0.50           0.53           0.51
     Net realized and unrealized gain
          (loss) on investments                      (0.05)             0.37           0.17           0.59          (0.75)
                                                ----------        ----------     ----------     ----------     ----------

          Total from investment operations      $     0.13        $     0.80           0.67           1.12          (0.24)
                                                ----------        ----------     ----------     ----------     ----------

DISTRIBUTIONS:
     From net investment income                      (0.18)            (0.43)         (0.49)         (0.53)         (0.51)
                                                ----------        ----------     ----------     ----------     ----------
          Total distributions                        (0.18)            (0.43)         (0.49)         (0.53)         (0.51)
                                                ----------        ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                  $    10.59        $    10.64     $    10.27     $    10.09     $     9.50
                                                ==========        ==========     ==========     ==========     ==========

TOTAL RETURN (A)                                      1.21%             7.96%          6.81%         12.12%         (2.39)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)       $   20,040        $   18,710     $   17,058     $   40,501     $   69,082
     Ratio of expenses to average net assets:
       including reimbursement/waiver of fees         0.95%(b)          0.95%          0.86%          0.75%          0.73%
     Ratio of expenses to average net assets:
       excluding reimbursement/waiver of fees         1.63%(b)          1.71%          1.08%          0.87%          0.79%
     Ratio of net investment income to
       average net assets including
       reimbursement/waiver of fees:                  3.38%(b)          4.13%          4.93%          5.51%          5.17%
     Portfolio turnover rate                            48%               43%           118%            50%            25%

(a) Total return would have been lower had certain expenses not been reduced during the period shown.
(b)  Annualized

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            GROWTH EQUITY FUND
                                                                           INSTITUTIONAL SHARES
                                              ----------------------------------------------------------------------------
                                              FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                  ENDED             ENDED          ENDED          ENDED          ENDED
                                              JUNE 30, 2003      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               (UNAUDITED)           2002           2001           2000           1999
                                                ----------        ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     6.16        $     7.77     $     9.26     $    12.50     $    11.49
                                                ----------        ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS:
     Net investment loss                              --               (0.01)          --            (0.01)         (0.01)
     Net realized and unrealized gain
          (loss) on investments                       0.49             (1.60)         (1.47)         (0.69)          2.67
                                                ----------        ----------     ----------     ----------     ----------

          Total from investment operations            0.49             (1.61)         (1.47)         (0.70)          2.66
                                                ----------        ----------     ----------     ----------     ----------

DISTRIBUTIONS:
     From net investment income                      (0.00)(d)          --             --             --            (0.00)(c)
     From net realized capital gain                   --                --            (0.02)         (2.54)         (1.56)
     Return of capital                                --                --             --             --            (0.09)
                                                ----------        ----------     ----------     ----------     ----------
          Total distributions                         --                --            (0.02)         (2.54)         (1.65)
                                                ----------        ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                  $     6.65        $     6.16     $     7.77     $     9.26     $    12.50
                                                ==========        ==========     ==========     ==========     ==========

TOTAL RETURN (A)                                      8.02%           (20.72)%       (15.82)%        (5.66)%        24.44%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)       $   10,247        $    7,775     $    9,289     $   29,889     $   41,833
     Ratio of expenses to average net assets:
       including reimbursement/waiver of fees         1.20%(b)          1.20%          1.11%          1.00%          1.00%(b)
     Ratio of expenses to average net assets:
       excluding reimbursement/waiver of fees         2.70%(b)          2.64%          1.47%          1.18%          1.09%(b)
     Ratio of net investment income (loss) to
       average net assets including
       reimbursement/ waiver of fees:                 0.14%(b)         (0.18)%        (0.06)%        (0.11)%        (0.10)%(b)
     Portfolio turnover rate                            18%               58%            52%            78%           108%

(a) Total return would have been lower had certain expenses not been reduced during the period shown.
(b)  Annualized
(c)  Distributions per share were $0.00055.
(d)  Distributions per share were $0.00386.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                 VALUE EQUITY FUND
                                                                                                INSTITUTIONAL SHARES
                                              ----------------------------------------------------------------------------
                                              FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                  ENDED             ENDED          ENDED          ENDED          ENDED
                                              JUNE 30, 2003      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               (UNAUDITED)           2002           2001           2000           1999
                                                ----------        ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     8.95        $    10.26     $     9.12     $     8.75     $     9.19
                                                ----------        ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS:
     Net investment income                            0.07              0.12           0.13           0.16           0.08
     Net realized and unrealized gain
       (loss) on investments                          1.10             (1.31)          1.15           0.37          (0.44)
                                                ----------        ----------     ----------     ----------     ----------

          Total from investment operations            1.17             (1.19)          1.28           0.53          (0.36)
                                                ----------        ----------     ----------     ----------     ----------

DISTRIBUTIONS:
     From net investment income                      (0.07)            (0.12)         (0.14)         (0.16)         (0.08)
                                                ----------        ----------     ----------     ----------     ----------
          Total distributions                        (0.07)            (0.12)         (0.14)         (0.16)         (0.08)
                                                ----------        ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                  $    10.05        $     8.95     $    10.26     $     9.12     $     8.75
                                                ==========        ==========     ==========     ==========     ==========

TOTAL RETURN (A)                                     13.17%           (11.66)%        14.08%          6.20%         (3.96)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)       $    3,256        $    2,634     $    3,210     $   17,617     $   37,068
     Ratio of expenses to average net assets:
       including reimbursement/waiver of fees         1.20%(b)          1.20%          1.09%          1.00%          1.00%(b)
     Ratio of expenses to average net assets:
       excluding reimbursement/waiver of fees         4.93%(b)          5.06%          1.82%          1.18%          1.09%(b)
     Ratio of net investment income to
       average net assets including
       reimbursement/waiver of fees:                  1.62%(b)          1.13%          1.26%          1.59%          0.90%(b)
     Portfolio turnover rate                            13%               90%            45%           168%            60%

(a) Total return would have been lower had certain expenses not been reduced during the period shown.
(b)  Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1.   ORGANIZATION

Memorial Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has three diversified investment portfolios (each a "Fund" and, collectively, the "Funds"). The Trust Instrument authorizes each Fund to issue an unlimited number of shares of beneficial interest. The dates of commencement of operations for each Fund are as follows:

      Government Bond Fund                       March 30, 1998
      Growth Equity Fund                         March 30, 1998
      Value Equity Fund                          March 30, 1998

NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the mean of the last bid and asked price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At June 30, 2003, no securities were valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

REALIZED GAIN AND LOSS - Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of identified cost.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income to shareholders are declared daily and paid monthly by the Government Bond Fund. Net investment income distributions, if any, for the Growth Equity Fund and the Value Equity Fund are declared and paid quarterly. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS - Costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations. Organization costs have been fully amortized and are no longer being accrued by the Funds effective March 30, 2003.

--------------------------------------------------------------------------------

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. As the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

As of December 31, 2002, the Funds have capital loss carryovers in the following amounts:

                                      AMOUNT          EXPIRING DATE
                                      ------          -------------
Government Bond Fund                $  505,210          12/31/2008
Growth Equity Fund                   2,704,374          12/31/2009
                                     1,658,405          12/31/2010
Value Equity Fund                       34,627          12/31/2007
                                     1,589,319          12/31/2008

SECURITY LOANS - The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

NOTE 3.   ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment advisor of each Fund is Parkway Advisors, L.P. The advisory fees paid to the Advisor are 0.35% of the average daily net assets of the Government Bond Fund and 0.50% of the average daily net assets of the Growth Equity Fund and the Value Equity Fund. The Advisor has agreed to cap expenses at 0.95% of the average daily net assets of the Government Bond Fund and 1.20% of the average daily net assets of the Growth Equity Fund and the Value Equity Fund. In addition, the Advisor has retained the following investment sub-advisors (each a "Sub-advisor") for each Fund pursuant to an investment sub-advisory agreement with the Advisor:

Government Bond Fund            Eagle Asset Management, Inc.
Growth Equity Fund              Davis Hamilton Jackson & Associates, L.P.
Value Equity Fund               PPM America, Inc.

Currently, the Advisor pays the Sub-advisors of the Government Bond Fund an annual fee of 0.20% of the average daily net assets of the Fund. The Sub-advisors for the Growth Equity Fund and the Value Equity Fund are currently paid an annual fee of 0.30% of the average daily net assets of each Fund.

--------------------------------------------------------------------------------

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

On behalf of each Fund, the Trust has entered into an Investment Company Services Agreement ("ICSA") with InCap Service Company ("ISC") to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, ISC receives monthly, from each Fund, a fee of 0.20% of the average annual net assets of the Funds (decreasing to 0.15% at average annual net asset levels of $25 million but less than $50 million, 0.10% at average annual net asset levels of $50 million but less than $100 million, 0.075% at average annual net asset levels of $100 million but less than $400 million and 0.03% at average annual net asset levels exceeding $400 million). The minimum fee paid to ISC is $5,917 per month per Fund. ISC is currently earning the minimum fee.

On behalf of each Fund, the Trust has entered into a Distribution Agreement with InCap Securities, Inc. to provide distribution services to the Funds including, but not limited to, distribution and underwriter services. For its services, InCap Securities, Inc. receives $250 per month from each Fund.

Investors Bank & Trust Company serves as the custodian for each Fund, for which it receives a fee from each Fund at an annual rate as follows: 0.01% of the average daily net assets of the Fund for the first $100 million in Fund assets and 0.005% of the average daily net assets of the Fund for the remaining Fund assets. The custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

The Trust has adopted a Shareholder Service Plan which allows it to obtain the services of the Advisor and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays Parkway Advisors Group, Inc., a fee at an annual rate of 0.25% of the average daily net assets of the Funds' Institutional Shares.

Each Trustee, who is not an "affiliated person" as defined in the Act, receives from the Trust an annual fee of $5,000 plus out of pocket expenses. In addition, each Trustee receives $500 per meeting attended.

NOTE 4.   WAIVER OF FEES

The Sub-advisors, InCap Service Company, InCap Securities, Inc. and the Shareholder Servicing Agent (Parkway Advisors Group, Inc.) may voluntarily waive a portion of their fees. For the period ended June 30, 2003, there were no fees waived.

In addition, the Advisor, under certain circumstances, may reimburse certain expenses of the Funds. The Advisor has agreed to pay expenses in excess of 0.95% for the Government Bond Fund and 1.20% for the Growth Equity Fund and the Value Equity Fund. For the period ended June 30, 2003, Parkway Advisors, L.P. has reimbursed the Funds as follows:

                                     PARKWAY
                                  ADVISORS, L.P.
                                  --------------
Government Bond Fund                 $64,827
Growth Equity Fund                    64,916
Value Equity Fund                     50,240

--------------------------------------------------------------------------------

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5.   SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended June 30, 2003, were as follows:

                                    PURCHASES                     SALES
                            ------------------------    ------------------------
                            U.S. GOV'T.      OTHER      U.S. GOV'T.     OTHER
                            ----------    ----------    ----------    ----------
Government Bond Fund        $2,870,891    $7,016,431    $  533,672    $8,090,285
Growth Equity Fund                  --     2,766,068            --     1,528,144
Value Equity Fund                   --       719,030            --       358,285

For Federal income tax purposes, the tax cost basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation (depreciation) as of June 30, 2003 were as follows:

                                           GROSS            GROSS       NET UNREALIZED
                                         UNREALIZED      UNREALIZED      APPRECIATION
                          TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                        ------------    ------------    ------------     ------------
Government Bond Fund    $ 19,417,011    $    505,375    $    (38,901)    $    466,474
Growth Equity Fund        10,774,922         482,682      (1,210,818)        (728,136)
Value Equity Fund          3,268,804         269,900        (190,360)          79,540

NOTE 6.   SECURITIES LENDING

As of June 30, 2003, the Government Bond Fund, Growth Equity Fund and Value Equity Fund had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

                                       SECURITIES           COLLATERAL
                                       ----------           ----------

Government Bond Fund                   $2,478,663           $2,549,020
Growth Equity Fund                      2,080,243            2,140,575
Value Equity Fund                         363,763              382,300

--------------------------------------------------------------------------------

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 7.   DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2002, the components of distributable earnings on tax basis were as follows:

                                                          Unrealized
                       Undistributed    Undistributed    Appreciation
                          Ordinary         Capital      (Depreciation),   Distributable
                           Income         Loss, Net           Net         Earnings, Net
                        ------------    ------------     ------------     ------------
Government Bond Fund    $      2,562    $   (505,210)    $    614,087     $    111,439
Growth Equity Fund                --      (4,567,502)      (1,663,290)      (6,230,792)
Value Equity Fund                490      (1,596,118)        (274,445)      (1,870,073)

The tax composition of dividends paid during the period ended June 30, 2003 were as follows:

                                             Ordinary Income
                                             ---------------
Government Bond Fund                            $320,523
Growth Equity Fund                                 5,841
Value Equity Fund                                 22,300

The tax composition of dividends paid during the year ended December 31, 2002 were as follows:

                                             Ordinary Income
                                             ---------------
Government Bond Fund                            $724,438
Growth Equity Fund                                    --
Value Equity Fund                                 26,272

                               THE MEMORIAL FUNDS

INVESTMENT ADVISOR
     Parkway Advisors, L.P.
     6550 Directors Parkway
     Abilene, Texas 79606

SHAREHOLDER SERVICING AGENT
     Parkway Advisors Group, Inc.
     6550 Directors Parkway
     Abilene, Texas 79606

DISTRIBUTOR
     InCap Securities, Inc.
     630A Fitzwatertown Road
     Willow Grove, PA 19090

TRANSFER AGENT & DIVIDEND DISBURSING AGENT
     InCap Service Company
     630A Fitzwatertown Road
     Willow Grove, PA 19090

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 2.   CODE OF ETHICS.

Code of Ethics attached hereto as EX-99.CODE ETH.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)  Code of Ethics attached hereto as EX-99.CODE ETH.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Memorial Funds
            -------------------------------------------------------

By (Signature and Title)* /s/ Carl C. Peterson
                         ------------------------------------------
                         Carl C. Peterson, President

Date      July 31, 2003
     --------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Carl C. Peterson
                         ------------------------------------------
                         Carl C. Peterson, President

Date      July 31, 2003
     --------------------------------------------------------------

By (Signature and Title)* /s/ Larry Beaver
                         ------------------------------------------
                         Larry Beaver, Treasurer

Date      July 31, 2003
     --------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.